Contribution from noncontrolling interest holders	12 Months Ended
Dec. 31, 2017
Contribution From Noncontrolling Interest Holders Disclosure [Abstract]
Contribution From Noncontrolling Interest Holders Disclosure [Text Block]
25.	Contribution from noncontrolling interest holders

In 2017, the contribution from noncontrolling interest holders primarily comprised the cash of approximately RMB149.6 million received by the Group from a third-party private equity fund for the Group’s equity interest in certain non-listed companies, which were accounted for as cost method investments. As the Group is not legally obliged to repay any portion of the cash contributed by the private equity fund before disposing of the targeted investees and the disposal is solely at the Group’s discretion, the cash received is not accounted for as a liability but a form of the equity of the Group. Moreover, because the private equity fund neither have a legal claim on the Group’s net assets nor voting rights as shareholders of the Company and it only has financial interests in certain targeted investees that the Group’s subsidiaries subsequently invested in 2017, the equity received is therefore accounted for as a noncontrolling interest, which was initially recognized at fair value of the cash received and will not be subject to re-measurement.